As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust

 (Exact name of registrant as specified in charter)

30 Maple Street, 2nd Floor
 Summit, NJ 07901

 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

 (Name and address of agent for service)

(908) 897-0518

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 98.9%
Metals & Mining - 98.9%
Canada - 77.3%
Alexco Resource Corporation (a)	666,070	$1,085,694
Americas Silver Corporation (a)	3,220,498	909,851
Aurcana Corporation (a)	971,839	248,235
Bear Creek Mining Corporation (a)*	702,956	1,583,344
Endeavour Silver Corporation (a)	508,202	2,007,398
Excellon Resources, Inc. (a)	223,979	213,239
First Majestic Silver Corporation (a)	466,660	6,337,243
Fortuna Silver Mines, Inc. (a)	303,410	2,120,664
Great Panther Silver Ltd. (a)	886,948	1,463,464
IMPACT Silver Corporation (a)	427,900	258,340
Kootenay Silver, Inc. (a)	616,542	190,887
MAG Silver Corporation (a)	145,264	1,831,612
Mandalay Resources Corporation (a)*	2,118,687	1,951,498
Minco Silver Corporation (a)	229,353	223,681
Mirasol Resources Ltd. (a)	587,373	1,082,045
Pan American Silver Corporation (a)	382,558	6,301,199
Sabina Gold & Silver Corporation (a)	1,103,477	948,070
Santacruz Silver Mining Ltd. (a)	623,244	200,198
Sierra Metals, Inc. (a)	408,964	414,678
Silver Standard Resources, Inc. (a)	158,698	2,059,960
Silvercorp Metals, Inc. (a)	869,777	1,979,290
Trevali Mining Corporation (a)	1,883,173	816,268
Total Canada		34,226,858

United Kingdom - 4.4%
Hochschild Mining PLC (a)	817,852	1,959,788

United States - 17.2%
Coeur Mining, Inc. (a)	682,463	7,275,055
Golden Minerals Co. (a)	489,298	318,582
Total United States		7,593,637
Total Metals & Mining		43,780,283

TOTAL COMMON STOCKS (Cost $32,515,830)		43,780,283

Total Investments (Cost $32,515,830) - 98.9%		43,780,283
Other Assets in Excess of Liabilities - 1.1%		488,514
TOTAL NET ASSETS - 100.0%		$44,268,797

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Illiquid Security - At June 30, 2016, the value of these securities amount to $3,534,842 or 8.0% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.9%
Finland - 1.0%
Software - 1.0%
F-Secure OYJ	2,388,480	$7,077,174

Israel - 10.9%
Communications Equipment - 2.3%
Radware Ltd. (a) ^	1,364,661	15,366,083
Software - 8.6%
Check Point Software Technologies Ltd. (a) ^	347,164	27,662,028
CyberArk Software Ltd. (a) ^	642,500	31,219,075
Total Software		58,881,103
Total Israel		74,247,186

Japan - 4.4%
Software - 4.4%
Trend Micro, Inc.	853,823	30,137,848

Netherlands - 5.8%
Software - 5.8%
AVG Technologies NV (a)	1,530,429	29,062,847
Gemalto NV	177,215	10,775,285
Total Software		39,838,132
Total Netherlands		39,838,132

Republic of Korea - 1.6%
Internet Software & Services - 1.6%
Ahnlab, Inc.	250,154	11,032,533

United Kingdom - 5.0%
Internet Software & Services - 1.2%
Mimecast Ltd. (a) ^	806,799	8,076,058
Software - 3.8%
Sophos Group PLC	9,175,357	25,638,769
Total United Kingdom		33,714,827

United States - 71.2%
Aerospace & Defense - 1.9%
The KEYW Holding Corporation (a) ^	1,316,512	13,086,129
Communications Equipment - 14.0%
Cisco Systems, Inc.	1,009,232	28,954,866
F5 Networks, Inc. (a)	88,618	10,088,273
Juniper Networks, Inc.	1,277,265	28,725,690
Palo Alto Networks, Inc. (a) ^	223,355	27,392,257
Total Communications Equipment		95,161,086
Internet Software & Services - 4.5%
Intralinks Holdings, Inc. (a)	1,928,224	12,533,456
VeriSign, Inc. (a) ^	125,102	10,816,319
Zix Corporation (a)	2,016,290	7,561,088

Total Internet Software & Services		30,910,863
IT Services - 9.1%
Booz Allen Hamilton Holding Corporation	362,496	10,744,381
Leidos Holdings, Inc. ^	218,504	10,459,786
ManTech International Corporation	292,451	11,060,497
Science Applications International Corporation	510,805	29,805,472
Total IT Services		62,070,136
Software - 41.7%
Barracuda Networks, Inc. (a)	767,303	11,616,967
FireEye, Inc. (a) ^	1,854,149	30,537,834
Fortinet, Inc. (a)	869,002	27,451,773
Imperva, Inc. (a) ^	773,805	33,281,353
Infoblox, Inc. (a) ^	1,571,888	29,488,619
Proofpoint, Inc. (a) ^	472,809	29,829,520
Qualys, Inc. (a) ^	921,593	27,472,687
Rapid7, Inc. (a) ^	616,564	7,756,375
SecureWorks Corp. (a) ^	331,605	4,675,631
Splunk, Inc. (a) ^	521,573	28,258,825
Symantec Corporation	1,694,061	34,796,013
VASCO Data Security International, Inc. (a) ^	1,148,568	18,825,030
Total Software		283,990,627
Total United States		485,218,841

TOTAL COMMON STOCKS (Cost $837,408,426)		681,266,541

SHORT-TERM INVESTMENTS - 30.8%
Mount Vernon Prime Portfolio, 0.56% (b) +		210,052,948
TOTAL SHORT-TERM INVESTMENTS (Cost $210,052,948)		210,052,948

Total Investments (Cost $1,047,461,374) - 130.7%		891,319,489
Liabilities in Excess of Other Assets - (30.7)%		(209,579,255)
TOTAL NET ASSETS - 100.0%		$681,740,234

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $210,052,948 as of June 30, 2016.

^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $209,259,694.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.9%
Australia - 2.3%
Software - 2.3%
iSentia Group Ltd.	10,393	$26,896

Canada - 2.5%
Media - 2.5%
Thomson Reuters Corporation	709	28,658

Germany - 4.7%
Software - 4.7%
SAP SE	375	27,949
Software AG	782	26,508
Total Software		54,457

Israel - 2.7%
Software - 2.7%
NICE-Systems Ltd. - ADR	482	30,776

Sweden - 2.5%
Electronic Equipment, Instruments & Components - 2.5%
Hexagon AB	788	28,490

United States - 85.2%
Diversified Financial Services - 2.6%
FactSet Research Systems, Inc.	186	30,024
Health Care Technology - 7.8%
IMS Health Holdings, Inc. (a)	1,166	29,570
Inovalon Holdings, Inc. (a) ^	1,681	30,274
Medidata Solutions, Inc. (a) ^	634	29,716
Total Health Care Technology		89,560
Internet Software & Services - 7.7%
Hortonworks, Inc. (a)	2,829	30,242
Marketo, Inc. (a)	845	29,423
New Relic, Inc. (a)	974	28,616
Total Internet Software & Services		88,281
IT Services - 17.8%
Acxiom Corporation (a)	1,359	29,884
Alliance Data Systems Corporation (a)	137	26,841
Black Knight Financial Services, Inc. (a)	841	31,622
CoreLogic, Inc. (a)	779	29,976
International Business Machines Corporation ^	195	29,597
NeuStar, Inc. (a) ^	1,237	29,082
Teradata Corporation (a)	1,066	26,725
Total IT Services		203,727
Professional Services - 7.7%
Dun & Bradstreet Corporation	235	28,632
Nielsen Holdings PLC	544	28,272
Verisk Analytics, Inc. (a)	379	30,729
Total Professional Services		87,633

Software - 39.1%
ANSYS, Inc. (a)	338	30,674
Blackbaud, Inc.	451	30,623
Fair Isaac Corporation ^	261	29,496
Guidewire Software, Inc. (a)	498	30,756
HubSpot, Inc. (a)	605	26,269
MicroStrategy, Inc. (a)	158	27,653
Oracle Corporation ^	769	31,475
PROS Holdings, Inc. (a)	1,825	31,810
Qlik Technologies, Inc. (a)	985	29,136
Rubicon Project, Inc. (a)	2,106	28,747
Splunk, Inc. (a) ^	529	28,661
Tableau Software, Inc. (a)	551	26,955
TubeMogul, Inc. (a)	1,623	19,314
Varonis Systems, Inc. (a)	819	19,672
Verint Systems, Inc. (a)	813	26,935
Workiva, Inc. (a)	2,111	28,836
Total Software		447,012
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.	1,555	28,410
Total United States		974,647

TOTAL COMMON STOCKS (Cost $1,220,994)		1,143,924

SHORT-TERM INVESTMENTS - 17.5%
Mount Vernon Prime Portfolio, 0.56% (b) +		200,068
TOTAL SHORT-TERM INVESTMENTS (Cost $200,068)		200,068

Total Investments (Cost $1,421,062) - 117.4%		1,343,992
Liabilities in Excess of Other Assets - (17.4)%		(199,317)
TOTAL NET ASSETS - 100.0%		$1,144,675

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $200,068 as of June 30, 2016.
^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $199,298.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.7%
Cyprus - 1.5%
IT Services - 1.5%
QIWI PLC - ADR	10,648	$139,489

France - 3.4%
Electronic Equipment, Instruments & Components - 3.4%
Ingenico Group SA	2,776	323,780

Germany - 3.0%
IT Services - 3.0%
Wirecard AG ^	6,440	282,014

Hong Kong - 2.3%
Electronic Equipment, Instruments & Components - 2.3%
PAX Global Technologies Ltd.	248,000	216,414

Puerto Rico - 1.7%
IT Services - 1.7%
EVERTEC, Inc.	10,504	163,232

United Kingdom - 4.7%
Commercial Services & Supplies - 1.3%
PayPoint PLC	10,176	122,328
IT Services - 3.4%
Earthport PLC (a)	139,056	25,454
Worldpay Group PLC (a)	80,832	292,371
Total IT Services		317,825
Total United Kingdom		440,153

United States - 83.1%
Consumer Finance - 11.3%
American Express Co.	7,488	454,971
Discover Financial Services	7,832	419,717
Green Dot Corporation (a)	8,192	188,334
Total Consumer Finance		1,063,022
Electronic Equipment, Instruments & Components - 2.0%
VeriFone Systems, Inc. (a)	10,160	188,366
Internet Software & Services - 2.5%
Q2 Holdings, Inc. (a)	8,480	237,610
IT Services - 61.1%
Blackhawk Network Holdings, Inc. (a)	6,392	214,068
Euronet Worldwide, Inc. (a)	3,312	229,157
Everi Holdings, Inc. (a)	42,296	48,640
Fidelity National Information Services, Inc.	5,728	422,039
First Data Corporation (a)	32,024	354,506
Fiserv, Inc. (a) ^	4,288	466,234
FleetCor Technologies, Inc. (a)	2,784	398,474
Global Payments, Inc.	4,472	319,211

Higher One Holdings, Inc. (a)	16,664	85,153
MasterCard, Inc.	5,272	464,252
MoneyGram International, Inc. (a)	13,184	90,310
Net 1 UEPS Technologies, Inc. (a)	10,128	101,179
PayPal Holdings, Inc. (a)	12,824	468,204
Square, Inc. (a)	29,952	271,066
Total System Services, Inc.	6,656	353,500
Vantiv, Inc. (a)	7,336	415,218
Visa, Inc. ^	6,448	478,248
Western Union Co. ^	18,960	363,653
WEX, Inc. (a)	2,344	207,842
Total IT Services		5,750,954
Software - 2.3%
ACI Worldwide, Inc. (a) ^	10,864	211,957
Technology Hardware, Storage & Peripherals - 3.9%
CPI Card Group, Inc. ^	26,904	134,789
NCR Corporation (a)	8,200	227,714
Total Technology Hardware, Storage & Peripherals		362,503
Total United States		7,814,412

TOTAL COMMON STOCKS (Cost $9,665,371)		9,379,494

SHORT-TERM INVESTMENTS - 18.0%
Mount Vernon Prime Portfolio, 0.56% (b) +		1,693,903
TOTAL SHORT-TERM INVESTMENTS (Cost $1,693,903)		1,693,903

Total Investments (Cost $11,359,274) - 117.7%		11,073,397
Liabilities in Excess of Other Assets - (17.7)%		(1,667,619)
TOTAL NET ASSETS - 100.0%		$9,405,778

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,693,903 as of June 30, 2016.

^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $1,649,506.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Drone Economy Strategy ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 99.8%
Cayman Islands - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
Ambarella, Inc. (a)	2,084	$105,888

France - 14.9%
Aerospace & Defense - 2.5%
Dassault Aviation SA	52	51,824
Thales SA	754	62,766
Total Aerospace & Defense		114,590
Communications Equipment - 10.3%
Parrot SA (a)	18,265	254,587
Total France		369,177

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	644	38,021

Israel - 1.8%
Aerospace & Defense - 1.8%
Elbit Systems Ltd.	489	44,168

Italy - 2.3%
Aerospace & Defense - 2.3%
Leonardo-Finmeccanica S.p.A. (a)	5,722	57,531

Japan - 12.7%
Automobiles - 2.3%
Fuji Heavy Industries Ltd.	800	26,944
Yamaha Motor Co. Ltd.	2,000	29,846
Total Automobiles		56,790
Electrical Equipment - 1.9%
Mitsubishi Electric Corporation	4,000	46,792
Electronic Equipment, Instruments & Components - 1.7%
Hitachi Ltd.	10,000	41,050
Household Durables - 1.9%
Sony Corporation - ADR (a)	1,568	46,021
Machinery - 3.4%
Kawasaki Heavy Industries Ltd.	16,000	44,158
Mitsubishi Heavy Industries Ltd.	10,000	39,452
Total Machinery		83,610
Technology Hardware, Storage & Peripherals - 1.5%
NEC Corporation	16,000	36,721
Total Japan		310,984

Netherlands - 2.0%
Aerospace & Defense - 2.0%
Airbus Group SE	850	48,796

Republic of Korea - 2.3%
Aerospace & Defense - 2.3%

Korea Aerospace Industries Ltd.	890	56,559

Spain - 1.4%
IT Services - 1.4%
Indra Sistemas SA (a)	3,282	34,579

Sweden - 3.1%
Aerospace & Defense - 1.6%
Saabb AB	1,286	39,838
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB	1,044	37,746
Total Sweden		77,584

United Kingdom - 5.5%
Aerospace & Defense - 5.5%
BAE Systems PLC	9,576	66,801
Cobham PLC	16,013	33,532
QinetiQ Group PLC	12,036	35,635
Total Aerospace & Defense		135,968

United States - 48.0%
Aerospace & Defense - 36.5%
Aerovironment, Inc. (a)	9,259	257,401
Boeing Co.	920	119,481
General Dynamics Corporation	347	48,316
Honeywell International, Inc.	510	59,323
Kratos Defense & Security Solutions, Inc. (a)	13,428	55,055
L-3 Communications Holdings, Inc.	396	58,089
Lockheed Martin Corporation	197	48,889
Northrop Grumman Corporation	225	50,013
Orbital ATK, Inc.	456	38,824
Raytheon Co.	358	48,670
Rockwell Collins, Inc.	466	39,675
Textron, Inc.	960	35,098
United Technologies Corporation	486	49,839
Total Aerospace & Defense		908,673
Electronic Equipment, Instruments & Components - 5.6%
FLIR Systems, Inc.	950	29,403
InvenSense, Inc. (a)	6,634	40,666
Jabil Circuit, Inc.	2,412	44,550
Trimble Navigation Ltd. (a)	1,062	25,870
Total Electronic Equipment, Instruments & Components		140,489
Household Durables - 4.5%
GoPro, Inc. (a)	10,533	113,861
Semiconductors & Semiconductor Equipment - 1.4%
IXYS Corporation	3,462	35,486
Total United States		1,198,509
TOTAL COMMON STOCKS (Cost $2,527,266)		2,477,764

Total Investments (Cost $2,527,266) - 99.8%		2,477,764
Other Assets in Excess of Liabilities - 0.2%		4,550
TOTAL NET ASSETS - 100.0%		$2,482,314

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Video Game Tech ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 100.0%
Cayman Islands - 11.0%
Internet Software & Services - 2.4%
NetEase, Inc. - ADR	190	$36,712
SINA Corporation (a)	589	30,551
Total Internet Software & Services		67,263
Software - 8.6%
Changyou.com Ltd. - ADR (a)	6,190	124,048
iDreamsky Technology Ltd. - ADR (a)	5,384	73,384
KongZhong Corporation - ADR (a)	8,987	45,474
Total Software		242,906
Total Cayman Islands		310,169

France - 8.4%
Software - 8.4%
Gameloft SE (a)	12,504	108,097
UBISOFT Entertainment (a)	3,529	129,278
Total Software		237,375

Hong Kong - 1.1%
Internet Software & Services - 1.1%
Tencent Holdings Ltd.	1,400	31,778

Japan - 33.6%
Household Durables - 1.5%
Sony Corporation - ADR (a)	1,440	42,264
Internet Software & Services - 5.6%
DeNa Co. Ltd.	1,400	32,239
Gree, Inc.	22,200	124,260
Total Internet Software & Services		156,499
Leisure Products - 2.1%
Bandai Namco Holdings, Inc.	1,200	30,597
Sega Sammy Holdings, Inc.	2,600	27,671
Total Leisure Products		58,268
Software - 24.4%
Capcom Co. Ltd.	5,400	123,201
GungHo Online Entertainment, Inc.	11,000	29,400
Koei Tecmo Holdings Co. Ltd.	1,800	32,613
Konami Holdings Co.	3,400	128,243
Nexon Co. Ltd.	8,400	122,586
Nintendo Co. Ltd.	800	112,991
Square Enix Holdings Co. Ltd.	4,200	134,624
Total Software		683,658
Total Japan		940,689

Republic of Korea - 4.7%
Software - 4.7%
NCSoft Corporation	652	133,587

Switzerland - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Logitech International SA	2,633	42,865

United States - 39.6%
Leisure Products - 3.3%
Hasbro, Inc.	356	29,900
JAKKS Pacific, Inc. (a)	3,933	31,110
Mattel, Inc.	986	30,852
Total Leisure Products		91,862
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	9,429	48,465
Intel Corporation	1,267	41,558
NVIDIA Corporation	885	41,604
Total Semiconductors & Semiconductor Equipment		131,627
Software - 24.4%
Activision Blizzard, Inc.	3,475	137,713
Electronic Arts, Inc. (a)	1,740	131,822
Glu Mobile, Inc. (a)	58,024	127,653
Microsoft Corporation	788	40,322
Take-Two Interactive Software, Inc. (a)	3,356	127,260
Zynga, Inc. (a)	49,442	123,111
Total Software		687,881
Specialty Retail - 4.6%
GameStop Corporation	4,938	131,252
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	411	39,292
Immersion Corporation (a)	4,782	35,100
Total Technology Hardware, Storage & Peripherals		74,392
Total United States		1,117,014

TOTAL COMMON STOCKS (Cost $2,585,330)		2,813,477

Total Investments (Cost $2,585,330) - 100.0%		2,813,477
Other Assets in Excess of Liabilities - 0.0%		1,241
TOTAL NET ASSETS - 100.0%		$2,814,718

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

TierraXPTM Latin America Real Estate ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.5%
Argentina - 1.0%
Real Estate Management & Development - 1.0%
IRSA Inversiones y Representaciones SA - ADR (a)	1,692	$28,443

Brazil - 52.4%
Capital Markets - 0.4%
GP Investments Ltd. (a)	5,600	12,900
Household Durables - 15.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,600	68,519
Direcional Engenharia SA	30,400	51,955
Even Construtora e Incorporadora SA	38,200	45,308
Ez Tec Empreendimentos e Participacoes SA	19,533	97,839
Gafisa SA	60,800	38,990
Helbor Empreendimentos SA	59,400	25,518
MRV Engenharia e Participacoes SA	23,800	79,202
Tecnisa SA	49,600	36,440
Total Household Durables		443,771
Real Estate Investment Trusts (REITs) - 23.4%
BB Progressivo II FII	2,620	91,177
CSHG Brasil Shopping Investimento Imobiliario*	122	64,944
CSHG Logistica FI Imobiliario*	92	30,645
CSHG Real Estate FI Imobiliario*	200	72,907
FII BTG Pactual Corporate Office Fund	3,844	106,262
FII TB Office	2,220	44,230
JS Real Estate Multigestao FII	1,718	50,808
Kinea Renda Imobiliaria FII	1,972	80,113
Kinea Rendimentos Imobiliarios FII	2,578	87,477
Santander Agencias FII	1,508	46,945
Total Real Estate Investment Trusts (REITs)		675,508
Real Estate Management & Development - 13.3%
Aliansce Shopping Centers SA	9,200	40,039
BR Malls Participacoes SA (a)	23,880	96,046
BR Properties SA	40,400	94,702
Brasil Brokers Participacoes SA (a)	4,000	2,042
Iguatemi Empresa de Shopping Centers SA	6,600	58,063
JHSF Participacoes SA (a)	20,400	7,049
Multiplan Empreendimentos Imobiliarios SA	3,800	71,214
Sao Carlos Empreendimentos e Participacoes SA	2,000	16,966
Total Real Estate Management & Development		386,121
Total Brazil		1,518,300

Chile - 2.7%
Real Estate Management & Development - 2.7%
Parque Arauco SA	19,026	38,433
PAZ Corporacion SA	76,418	39,140
Total Chile		77,573

Mexico - 36.3%

Construction & Engineering - 1.1%
Empresas ICA SAB de CV (a)	68,096	12,254
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	13,394	19,575
Total Construction & Engineering		31,829
Diversified Financial Services - 2.5%
Concentradora Hipotecaria SAPI de CV	52,852	72,763
Hotels, Restaurants & Leisure - 0.5%
Hoteles City Express SAB de CV (a)	15,872	15,887
Household Durables - 1.1%
Consorcio ARA SAB de CV	55,358	19,893
Corporacion GEO SAB De CV (a)	15,700	7,900
Desarrolladora Homex SAB de CV (a)	21,500	2,070
Total Household Durables		29,863
Real Estate Investment Trusts (REITs) - 20.2%
Asesor de Activos Prisma SAPI de CV	66,686	49,533
Concentradora Fibra Danhos SA de CV	44,932	81,594
Concentradora Fibra Hotelera Mexicana SA de CV	68,604	53,322
FIBRA HD Servicios SC	8,790	4,808
Fibra MTY SAPI de CV	29,622	20,464
Fibra Shop Portafolios Inmobiliarios SAPI de CV	32,688	30,752
Fibra Uno Administracion SA de CV	41,170	87,710
Macquarie Mexico Real Estate Management SA de CV	69,164	90,719
PLA Administradora Industrial S de RL de CV	50,636	86,163
Prologis Property Mexico SA de CV	48,468	78,869
Total Real Estate Investment Trusts (REITs)		583,934
Real Estate Management & Development - 3.9%
Corporacion Inmobiliaria Vesta SAB de CV	32,388	50,223
Corpovael SA de CV	28,564	23,654
Grupo GICSA SA de CV (a)	37,540	26,385
Servicios Corporativos Javer SAPI de CV*	12,800	12,805
Total Real Estate Management & Development		113,067
Transportation Infrastructure - 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV	12,924	77,017
Grupo Aeroportuario del Pacifico SAB de CV	6,728	69,166
Grupo Aeroportuario del Sureste SAB de CV	3,518	56,057
Total Transportation Infrastructure		202,240
Total Mexico		1,049,583

United States - 7.0%
Real Estate Investment Trusts (REITs) - 2.8%
Prologis, Inc.	1,636	80,229
Real Estate Management & Development - 4.2%
Brookfield Property Partners LP ^	2,672	60,013
CBRE Group, Inc. (a)	1,170	30,982
Jones Lang LaSalle, Inc.	282	27,481
Total Real Estate Management & Development		118,476
Total United States		198,705

TOTAL COMMON STOCKS (Cost $2,500,189)		2,872,604

SHORT-TERM INVESTMENTS - 0.4%
Mount Vernon Prime Portfolio, 0.56% (b) +		11,725
TOTAL SHORT-TERM INVESTMENTS (Cost $11,725)		11,725

Total Investments (Cost $2,511,914) - 99.9%		2,884,329
Other Assets in Excess of Liabilities - 0.1%		4,244
TOTAL NET ASSETS - 100.0%		$2,888,573

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $11,725 as of June 30, 2016.
^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $11,509.
*	Illiquid Security - At June 30, 2016, the value of these securities amount to $181,301 or 6.3% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Restaurant ETFTM
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.9%
Canada - 2.4%
Hotels, Restaurants & Leisure - 2.4%
Restaurant Brands International, Inc.	1,454	$60,486

United States - 94.9%
Hotels, Restaurants & Leisure - 94.9%
Biglari Holdings, Inc. (a)	152	61,308
BJ's Restaurants, Inc. (a)	1,354	59,346
Bloomin' Brands, Inc.	3,190	57,005
Bob Evans Farms, Inc.	1,360	51,612
Brinker International, Inc.	1,350	61,466
Buffalo Wild Wings, Inc. (a) ^	418	58,081
Carrols Restaurant Group, Inc. (a)	5,008	59,595
Cheesecake Factory, Inc. ^	1,218	58,635
Chipotle Mexican Grill, Inc. (a) ^	138	55,581
Chuy's Holdings, Inc. (a) ^	1,846	63,890
Cracker Barrel Old Country Store, Inc. ^	400	68,588
Darden Restaurants, Inc. ^	894	56,626
Dave & Buster's Entertainment, Inc. (a) ^	1,556	72,806
Del Frisco's Restaurant Group, Inc. (a)	3,932	56,306
Del Taco Restaurants, Inc. (a)	6,504	59,186
Denny's Corporation (a)	5,656	60,689
DineEquity, Inc.	722	61,211
Domino's Pizza, Inc. ^	502	65,953
Dunkin' Brands Group, Inc.	1,402	61,155
El Pollo Loco Holdings, Inc. (a) ^	5,460	70,980
Fiesta Restaurant Group, Inc. (a)	2,418	52,737
Habit Restaurants, Inc. (a)	3,392	55,561
Jack in the Box, Inc. ^	712	61,175
Krispy Kreme Doughnuts, Inc. (a)	2,838	59,484
McDonald's Corporation	498	59,929
Panera Bread Co. (a) ^	278	58,919
Papa John's International, Inc. ^	958	65,144
Popeyes Louisiana Kitchen, Inc. (a)	1,044	57,044
Potbelly Corporation (a)	4,590	57,559
Red Robin Gourmet Burgers, Inc. (a)	1,198	56,821
Ruby Tuesday, Inc. (a)	15,662	56,540
Ruth's Hospitality Group, Inc.	3,654	58,281
Shake Shack, Inc. (a) ^	1,584	57,705
Sonic Corporation	2,040	55,182
Starbucks Corporation	1,106	63,175
Texas Roadhouse, Inc.	1,358	61,925
Wendy's Co.	5,906	56,816
Wingstop, Inc. (a)	2,180	59,405
Yum! Brands, Inc.	738	61,195
Zoe's Kitchen, Inc. (a)	1,646	59,700
Total United States		2,394,316

Virgin Islands (UK) - 2.6%
Hotels, Restaurants & Leisure - 2.6%
Arcos Dorados Holdings, Inc. (a)	13,920	66,398

Total Hotels, Restaurants & Leisure		2,521,200
TOTAL COMMON STOCKS (Cost $2,547,191)		2,521,200

SHORT-TERM INVESTMENTS - 27.4%
Mount Vernon Prime Portfolio, 0.56% (b) +		691,421
TOTAL SHORT-TERM INVESTMENTS (Cost $691,421)		691,421

Total Investments (Cost $3,238,612) - 127.3%		3,212,621
Liabilities in Excess of Other Assets - (27.3)%		(688,649)
TOTAL NET ASSETS - 100.0%		$2,523,972

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $691,421 as of June 30, 2016.
^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $676,544.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar TA-BIGITechTM Israel Technology ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.9%
Guernsey - 10.6%
IT Services - 10.1%
Amdocs Ltd. ^	6,249	$360,693
Technology Hardware, Storage & Peripherals - 0.5%
SafeCharge International Group Ltd.	7,215	19,402
Total Guernsey		380,095

Israel - 51.1%
Aerospace & Defense - 4.4%
Elbit Systems Ltd.	1,758	158,789
Biotechnology - 1.1%
Enzymotec Ltd. (a)	2,625	21,944
Kamada Ltd. (a)	5,148	18,941
Total Biotechnology		40,885
Chemicals - 0.6%
Evogene Ltd. (a)	3,528	21,847
Communications Equipment - 4.8%
Allot Communications Ltd. (a)	4,338	20,918
AudioCodes Ltd (a)	4,470	18,729
Ceragon Networks Ltd. (a)	10,671	17,287
Ituran Location And Control Ltd.	1,572	35,670
RADCOM Ltd. (a)	1,653	19,257
Radware Ltd. (a)	3,054	34,388
Silicom Ltd. ^	771	23,053
Total Communications Equipment		169,302
Diversified Financial Services - 0.6%
Hilan Ltd.	1,566	20,949
Electronic Equipment, Instruments & Components - 2.3%
Orbotech Ltd. (a)	2,694	68,831
SuperCom Ltd. (a)	3,927	14,923
Total Electronic Equipment, Instruments & Components		83,754
Health Care Equipment & Supplies - 2.4%
Brainsway Ltd. (a)	4,245	13,551
Mazor Robotics Ltd. (a)	3,246	28,705
ReWalk Robotics Ltd. (a)	2,292	14,852
Syneron Medical Ltd. (a)	3,564	27,407
Total Health Care Equipment & Supplies		84,515
Household Durables - 0.5%
Maytronics Ltd.	6,351	18,760
Internet Software & Services - 2.4%
CYREN Ltd. (a)	7,980	15,800
Wix.com Ltd. (a)	2,283	69,289
Total Internet Software & Services		85,089
Machinery - 1.3%
Kornit Digital Ltd. (a)	1,758	17,158
Sarine Technologies Ltd.	22,800	28,773
Total Machinery		45,931
IT Services - 0.7%

Matrix IT Ltd.	3,777	24,016
Pharmaceuticals - 3.5%
Alcobra Ltd. (a)	3,312	14,871
Compugen Ltd. (a)	5,121	32,429
Foamix Pharmaceuticals Ltd. (a)	3,042	19,317
MediWound Ltd. (a)	2,058	16,135
Neuroderm Ltd. (a)	1,341	21,791
Redhill Biopharma Ltd. (a)	18,570	19,694
Total Pharmaceuticals		124,237
Semiconductors & Semiconductor Equipment - 5.8%
Mellanox Technologies Ltd. (a)	2,364	113,377
Nova Measuring Instruments Ltd. (a)	2,781	30,141
Tower Semiconductor Ltd. (a)	5,379	64,265
Total Semiconductors & Semiconductor Equipment		207,783
Software - 18.6%
Attunity Ltd. (a)	2,121	19,747
Check Point Software Technologies, Ltd. (a) ^	4,218	336,090
CyberArk Software Ltd. (a) ^	1,770	86,004
Formula Systems 1985 Ltd.	804	26,019
Magic Software Enterprises Ltd.	3,168	21,004
NICE-Systems Ltd.	2,556	159,011
Perion Network Ltd. (a)	14,208	16,912
Total Software		664,787
Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd. (a)	3,300	75,537
Total Israel		1,826,181

Jersey - 0.4%
Media - 0.4%
XLMedia PLC	16,818	14,693

Netherlands - 12.4%
Software - 12.4%
Mobileye NV (a) ^	9,606	443,221

Netherlands Antilles - 0.8%
Software - 0.8%
Sapiens International Corporation NV	2,523	29,038

United Kingdom - 3.2%
Communications Equipment - 0.8%
Telit Communications PLC	8,922	28,862
Diversified Financial Services - 1.3%
Plus500 Ltd.	5,241	45,596
Hotels, Restaurants & Leisure - 1.1%
888 Holdings PLC	14,424	39,316
Total United Kingdom		113,774

United States - 21.4%
Biotechnology - 1.7%
Chiasma, Inc. (a)	4,386	12,676
Medgenics, Inc. (a)	3,198	17,749
Pluristem Therapeutics, Inc. (a)	12,963	16,908
Protalix BioTherapeutics, Inc. (a)	19,464	12,769
Total Biotechnology		60,102
Communications Equipment - 0.5%

Gilat Satellite Networks Ltd. (a)	4,120	17,581
Electric Utilities - 3.2%
Ormat Technologies, Inc.	2,613	112,862
Health Care Equipment & Supplies - 0.5%
EndoChoice Holdings, Inc. (a)	3,489	17,096
Pharmaceuticals - 4.7%
OPKO Health, Inc. (a)	16,602	152,967
Oramed Pharmaceuticals, Inc. (a) ^	1,905	15,888
Total Pharmaceuticals		168,855
Semiconductors & Semiconductor Equipment - 2.8%
CEVA, Inc. (a)	1,665	45,238
DSP Group, Inc. (a)	2,340	24,827
SolarEdge Technologies, Inc. (a) ^	1,515	29,694
Total Semiconductors & Semiconductor Equipment		99,759
Software - 8.0%
Imperva, Inc. (a) ^	1,977	85,031
LivePerson, Inc. (a)	4,551	28,513
Varonis Systems, Inc. (a) ^	1,041	25,005
Verint Systems, Inc. (a)	4,368	144,712
Total Software		283,261
Total United States		759,516
TOTAL COMMON STOCKS (Cost $3,637,145)		3,566,518

SHORT-TERM INVESTMENTS - 31.7%
Mount Vernon Prime Portfolio, 0.56% (b) +		1,131,287
TOTAL SHORT-TERM INVESTMENTS (Cost $1,131,287)		1,131,287

Total Investments (Cost $4,768,432) - 131.6%		4,697,805
Liabilities in Excess of Other Assets - (31.6)%		(1,128,196)
TOTAL NET ASSETS - 100.0%		$3,569,609

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,131,287 as of June 30, 2016.
^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $1,157,266.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.0%
Bermuda - 2.3%
Insurance - 1.9%
Arch Capital Group Ltd. (a)	141	$10,152
Axis Capital Holdings Ltd.	178	9,790
Endurance Specialty Holdings Ltd.	154	10,343
Everest Re Group Ltd.	49	8,951
RenaissanceRe Holdings Ltd.	87	10,217
Validus Holdings Ltd.	240	11,661
White Mountains Insurance Group Ltd.	13	10,946
Total Insurance		72,060
IT Services - 0.2%
Genpact Ltd. (a)	349	9,367
Specialty Retail - 0.2%
Signet Jewelers Ltd.	82	6,758
Total Bermuda		88,185

Ireland - 2.3%
Biotechnology - 0.3%
Alkermes PLC (a)	282	12,188
Building Products - 0.3%
Allegion PLC	148	10,276
Health Care Equipment & Supplies - 0.3%
Medtronic PLC	138	11,974
Insurance - 0.2%
XL Group PLC	265	8,827
IT Services - 0.3%
Accenture PLC ^	99	11,216
Machinery - 0.3%
Pentair PLC	181	10,550
Pharmaceuticals - 0.6%
Allergan PLC (a)	33	7,626
Endo International PLC (a)	210	3,274
Jazz Pharmaceuticals PLC (a)	78	11,022
Total Pharmaceuticals		21,922
Total Ireland		86,953

Jersey - 0.2%
Auto Components - 0.2%
Delphi Automotive PLC ^	133	8,326

Netherlands - 0.2%
Electrical Equipment - 0.2%
Sensata Technologies Holding NV (a)	259	9,037

Switzerland - 1.0%
Commercial Services & Supplies - 0.3%
Tyco International PLC	256	10,906
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	153	8,738
Household Durables - 0.3%
Garmin Ltd.	240	10,181
Insurance - 0.2%
Allied World Assurance Co. Holdings AG	268	9,418

Total Switzerland		39,243

United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	94	10,268

United States - 92.5%
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	129	9,578
Airlines - 0.4%
JetBlue Airways Corporation (a)	427	7,071
Southwest Airlines Co.	225	8,822
Total Airlines		15,893
Auto Components - 0.7%
Autoliv, Inc.	84	9,026
BorgWarner, Inc. ^	273	8,059
Gentex Corporation ^	594	9,177
Total Auto Components		26,262
Automobiles - 0.3%
Tesla Motors, Inc. (a) ^	46	9,765
Banks - 3.2%
Associated Banc-Corp	502	8,609
BancorpSouth, Inc.	429	9,734
Bank of Hawaii Corporation	136	9,357
Citizens Financial Group, Inc.	435	8,691
Commerce Bancshares, Inc.	204	9,772
First Citizens BancShares, Inc.	37	9,580
First Republic Bank	139	9,729
Fulton Financial Corporation	697	9,410
M&T Bank Corporation	84	9,931
People's United Financial, Inc. ^	708	10,378
SVB Financial Group (a)	91	8,660
Synovus Financial Corporation	324	9,393
Valley National Bancorp	967	8,819
Total Banks		122,063
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	103	9,953
Monster Beverage Corporation (a)	75	12,053
Total Beverages		22,006
Biotechnology - 2.4%
Agios Pharmaceuticals, Inc. (a)	207	8,672
Alexion Pharmaceuticals, Inc. (a) ^	66	7,706
Alnylam Pharmaceuticals, Inc. (a)	160	8,878
BioMarin Pharmaceutical, Inc. (a)	111	8,636
Celgene Corporation (a) ^	90	8,877
Incyte Corporation (a)	133	10,637
Ionis Pharmaceuticals, Inc. (a) ^	234	5,450
Medivation, Inc. (a)	237	14,292
Regeneron Pharmaceuticals, Inc. (a)	25	8,731
Vertex Pharmaceuticals, Inc. (a)	111	9,548
Total Biotechnology		91,427
Building Products - 2.2%
Advanced Drainage Systems, Inc.	427	11,686
AO Smith Corporation ^	129	11,366
Apogee Enterprises, Inc.	228	10,568
Fortune Brands Home & Security, Inc. ^	181	10,493
Lennox International, Inc. ^	73	10,410
Masco Corporation	322	9,963
Simpson Manufacturing Co., Inc.	256	10,232
Trex Co., Inc. (a)	217	9,748
Total Building Products		84,466

Capital Markets - 2.0%
BlackRock, Inc. ^	30	10,276
Charles Schwab Corporation	340	8,605
E*TRADE Financial Corporation (a)	369	8,668
Interactive Brokers Group, Inc.	241	8,531
NorthStar Asset Management Group, Inc.	891	9,097
SEI Investments Co.	231	11,114
T. Rowe Price Group, Inc.	153	11,165
TD Ameritrade Holding Corporation	297	8,457
Total Capital Markets		75,913
Chemicals - 2.5%
Albemarle Corporation	160	12,689
Celanese Corporation	147	9,621
Ecolab, Inc. ^	88	10,437
International Flavors & Fragrances, Inc. ^	88	11,094
PPG Industries, Inc.	91	9,478
RPM International, Inc. ^	219	10,939
Sherwin-Williams Co.	34	9,985
Valspar Corporation	118	12,747
Westlake Chemical Corporation	205	8,799
Total Chemicals		95,789
Commercial Services & Supplies - 1.1%
Brink's Co.	339	9,658
Cintas Corporation	121	11,874
Copart, Inc. (a)	234	11,468
Stericycle, Inc. (a) ^	81	8,434
Total Commercial Services & Supplies		41,434
Communications Equipment - 0.9%
Cisco Systems, Inc.	345	9,898
F5 Networks, Inc. (a)	93	10,587
Juniper Networks, Inc.	372	8,366
Palo Alto Networks, Inc. (a)	61	7,481
Total Communications Equipment		36,332
Construction & Engineering - 1.0%
AECOM (a)	315	10,008
EMCOR Group, Inc.	195	9,606
Fluor Corporation ^	181	8,920
Jacobs Engineering Group, Inc. (a)	225	11,206
Total Construction & Engineering		39,740
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	61	11,712
Vulcan Materials Co.	90	10,832
Total Construction Materials		22,544
Consumer Finance - 0.2%
SLM Corporation (a)	1,489	9,202
Containers & Packaging - 0.8%
AptarGroup, Inc.	124	9,812
Avery Dennison Corporation	150	11,213
Sealed Air Corporation	204	9,378
Total Containers & Packaging		30,403
Distributors - 0.5%
Genuine Parts Co.	97	9,821
LKQ Corporation (a)	307	9,732
Total Distributors		19,553
Diversified Consumer Services - 0.2%
H&R Block, Inc.	331	7,613
Diversified Financial Services - 2.3%
CME Group, Inc.	108	10,519
FactSet Research Systems, Inc.	58	9,362
Intercontinental Exchange, Inc.	43	11,007
Moody's Corporation	99	9,277

Morningstar, Inc.	135	11,041
MSCI, Inc.	135	10,411
Nasdaq, Inc.	147	9,506
S&P Global, Inc.	99	10,619
Voya Financial, Inc.	297	7,354
Total Diversified Financial Services		89,096
Diversified Telecommunication Services - 0.6%
SBA Communications Corporation (a)	96	10,362
Zayo Group Holdings, Inc. (a)	403	11,256
Total Diversified Telecommunication Services		21,618
Electric Utilities - 1.6%
Eversource Energy	166	9,943
Exelon Corporation	274	9,963
Hawaiian Electric Industries, Inc.	333	10,920
ITC Holdings Corporation	220	10,300
NextEra Energy, Inc. ^	81	10,562
PG&E Corporation	165	10,547
Total Electric Utilities		62,235
Electrical Equipment - 1.7%
Acuity Brands, Inc. ^	43	10,661
AMETEK, Inc.	195	9,015
Emerson Electric Co. ^	180	9,389
FuelCell Energy, Inc. (a)	1,398	8,696
Generac Holdings, Inc. (a) ^	261	9,125
Hubbell, Inc.	91	9,598
Rockwell Automation, Inc.	87	9,989
Total Electrical Equipment		66,473
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corporation	165	9,459
Badger Meter, Inc.	136	9,932
Corning, Inc.	478	9,789
Dolby Laboratories, Inc.	231	11,053
FLIR Systems, Inc.	318	9,842
IPG Photonics Corporation (a) ^	105	8,400
Itron, Inc. (a)	223	9,611
Keysight Technologies, Inc. (a)	343	9,978
Littelfuse, Inc.	81	9,573
National Instruments Corporation	312	8,549
OSI Systems, Inc. (a)	150	8,720
QLogic Corporation (a)	780	11,497
Trimble Navigation Ltd. (a)	372	9,062
Universal Display Corporation (a) ^	183	12,408
VeriFone Systems, Inc. (a)	355	6,582
Zebra Technologies Corporation (a)	139	6,964
Total Electronic Equipment, Instruments & Components		151,419
Food & Staples Retailing - 1.3%
Costco Wholesale Corporation ^	70	10,993
CVS Health Corporation	96	9,191
PriceSmart, Inc.	120	11,227
Walgreens Boots Alliance, Inc.	117	9,743
Whole Foods Market, Inc.	279	8,934
Total Food & Staples Retailing		50,088
Food Products - 1.7%
Hain Celestial Group, Inc. (a)	238	11,842
Kraft Heinz Co.	123	10,883
McCormick & Co., Inc. ^	100	10,667
Mead Johnson Nutrition Co.	124	11,253
Pinnacle Foods, Inc.	208	9,628
WhiteWave Foods Co. (a) ^	226	10,608
Total Food Products		64,881
Health Care Equipment & Supplies - 1.2%

Danaher Corporation ^	120	12,120
Edwards Lifesciences Corporation (a)	115	11,469
GenMark Diagnostics, Inc. (a)	1,566	13,624
Intuitive Surgical, Inc. (a)	16	10,583
Total Health Care Equipment & Supplies		47,796
Health Care Providers & Services - 3.7%
Aetna, Inc.	85	10,381
AMN Healthcare Services, Inc. (a)	300	11,991
Anthem, Inc.	70	9,194
Centene Corporation (a) ^	270	19,269
Cigna Corporation	66	8,447
Envision Healthcare Holdings, Inc. (a)	429	10,884
Henry Schein, Inc. (a)	57	10,078
Humana, Inc.	49	8,814
Laboratory Corporation of America Holdings (a)	84	10,943
MEDNAX, Inc. (a) ^	139	10,068
Quest Diagnostics, Inc.	133	10,828
UnitedHealth Group, Inc.	78	11,014
VCA, Inc. (a)	174	11,764
Total Health Care Providers & Services		143,675
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	862	10,947
Cerner Corporation (a) ^	178	10,431
IMS Health Holdings, Inc. (a)	372	9,434
Total Health Care Technology		30,812
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a) ^	18	7,250
Choice Hotels International, Inc.	178	8,476
International Speedway Corporation	259	8,664
Starbucks Corporation	162	9,253
Total Hotels, Restaurants & Leisure		33,643
Household Durables - 2.6%
DR Horton, Inc. ^	331	10,420
Harman International Industries, Inc.	115	8,259
KB Home ^	757	11,514
Lennar Corporation ^	204	9,404
Newell Brands, Inc.	384	18,651
NVR, Inc. (a) ^	6	10,682
Tempur Sealy International, Inc. (a)	165	9,128
Toll Brothers, Inc. (a)	327	8,800
TopBuild Corporation (a)	345	12,489
Total Household Durables		99,347
Household Products - 0.8%
Church & Dwight Co., Inc.	102	10,495
Colgate-Palmolive Co.	154	11,273
Procter & Gamble Co.	120	10,160
Total Household Products		31,928
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	391	11,879
NRG Yield, Inc.	771	11,735
Ormat Technologies, Inc.	244	10,677
Pattern Energy Group, Inc. ^	531	12,197
Total Independent Power and Renewable Electricity Producers		46,488
Industrial Conglomerates - 1.2%
3M Co.	67	11,734
Carlisle Cos, Inc.	99	10,462
General Electric Co. ^	363	11,427
Roper Technologies, Inc.	66	11,257
Total Industrial Conglomerates		44,880
Insurance - 2.2%
Alleghany Corporation (a)	21	11,541

Brown & Brown, Inc.	277	10,379
Cincinnati Financial Corporation	145	10,859
Markel Corporation (a)	12	11,433
Marsh & McLennan Cos, Inc.	171	11,706
MBIA, Inc. (a)	1,045	7,137
Torchmark Corporation	174	10,757
Travelers Cos, Inc.	94	11,190
Total Insurance		85,002
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a) ^	16	11,450
Expedia, Inc.	88	9,354
Liberty Interactive Corporation (a)	244	9,045
Netflix, Inc. (a)	99	9,057
Priceline Group, Inc. (a)	9	11,236
TripAdvisor, Inc. (a) ^	154	9,902
Total Internet & Catalog Retail		60,044
Internet Software & Services - 1.8%
Alphabet, Inc. (a)	13	8,997
Facebook, Inc. (a)	87	9,942
LinkedIn Corporation (a)	82	15,520
Twitter, Inc. (a)	528	8,928
VeriSign, Inc. (a) ^	105	9,078
Zillow Group, Inc. (a)	417	15,129
Total Internet Software & Services		67,594
IT Services - 3.8%
Alliance Data Systems Corporation (a)	43	8,425
Automatic Data Processing, Inc. ^	126	11,576
Broadridge Financial Solutions, Inc.	162	10,562
Cognizant Technology Solutions Corporation (a)	163	9,330
CoreLogic, Inc. (a)	273	10,505
Fidelity National Information Services, Inc.	156	11,494
Fiserv, Inc. (a) ^	103	11,199
FleetCor Technologies, Inc. (a)	67	9,590
Global Payments, Inc.	165	11,778
MasterCard, Inc.	117	10,303
Paychex, Inc.	178	10,591
Total System Services, Inc.	210	11,153
Vantiv, Inc. (a)	177	10,018
Visa, Inc. ^	147	10,903
Total IT Services		147,427
Leisure Products - 0.3%
Hasbro, Inc.	121	10,163
Life Sciences Tools & Services - 0.8%
Bio-Techne Corporation	105	11,841
Illumina, Inc. (a) ^	58	8,142
Waters Corporation (a)	73	10,267
Total Life Sciences Tools & Services		30,250
Machinery - 4.9%
CLARCOR, Inc. ^	175	10,645
Donaldson Co., Inc.	283	9,724
Dover Corporation	142	9,843
Energy Recovery, Inc. (a)	1,119	9,948
Flowserve Corporation	205	9,260
Graco, Inc.	112	8,847
IDEX Corporation ^	129	10,591
Illinois Tool Works, Inc.	115	11,977
ITT, Inc.	249	7,963
Lincoln Electric Holdings, Inc. ^	162	9,571
Lindsay Corporation ^	124	8,415
Snap-on, Inc. ^	75	11,837
Stanley Black & Decker, Inc.	112	12,456

Tennant Co.	181	9,750
Toro Co.	114	10,055
WABCO Holdings, Inc. (a)	94	8,608
Wabtec Corporation ^	138	9,692
Watts Water Technologies, Inc.	175	10,196
Xylem, Inc.	243	10,850
Total Machinery		190,228
Media - 2.9%
Charter Communications, Inc. (a) ^	73	16,691
DISH Network Corporation (a)	187	9,799
DreamWorks Animation SKG, Inc. (a)	376	15,367
Liberty Braves Group (a)	24	361
Liberty Broadband Corporation (a)	198	11,880
Liberty Media Group (a)	60	1,148
Liberty SiriusXM Group (a)	244	7,652
Scripps Networks Interactive, Inc.	144	8,967
Starz (a)	345	10,322
Time Warner, Inc.	133	9,781
Twenty-First Century Fox, Inc.	333	9,074
Walt Disney Co. ^	94	9,195
Total Media		110,237
Metals & Mining - 1.3%
Carpenter Technology Corporation ^	300	9,879
Commercial Metals Co.	595	10,056
Compass Minerals International, Inc.	129	9,571
Nucor Corporation	208	10,277
Reliance Steel & Aluminum Co.	144	11,073
Total Metals & Mining		50,856
Multiline Retail - 0.6%
Dollar General Corporation	124	11,656
Dollar Tree, Inc. (a)	123	11,592
Total Multiline Retail		23,248
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	474	11,376
Consolidated Edison, Inc.	129	10,377
Total Multi-Utilities		21,753
Personal Products - 0.2%
Estee Lauder Cos, Inc. ^	102	9,284
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	139	10,223
Zoetis, Inc.	228	10,821
Total Pharmaceuticals		21,044
Professional Services - 1.3%
Dun & Bradstreet Corporation	94	11,452
Equifax, Inc.	87	11,171
IHS, Inc. (a)	85	9,827
Nielsen Holdings PLC ^	181	9,407
Verisk Analytics, Inc. (a)	121	9,811
Total Professional Services		51,668
Real Estate Investment Trusts (REITs) - 4.4%
AvalonBay Communities, Inc. ^	52	9,380
Crown Castle International Corporation	126	12,781
Digital Realty Trust, Inc. ^	114	12,425
Equinix, Inc.	34	13,184
Equity Residential	147	10,125
Essex Property Trust, Inc. ^	46	10,492
Extra Space Storage, Inc.	112	10,364
Federal Realty Investment Trust ^	72	11,920
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ^	559	12,074
Kimco Realty Corporation	340	10,669
Prologis, Inc.	225	11,034

Realty Income Corporation	175	12,138
Regency Centers Corporation	132	11,052
Simon Property Group, Inc.	48	10,411
UDR, Inc. ^	259	9,562
Total Real Estate Investment Trusts (REITs)		167,611
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	334	8,844
Jones Lang LaSalle, Inc.	81	7,893
St. Joe Co. (a)	574	10,172
Total Real Estate Management & Development		26,909
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	343	11,054
Hertz Global Holdings, Inc. (a)	894	9,897
Total Road & Rail		20,951
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc. ^	166	9,402
Applied Materials, Inc.	480	11,506
Cypress Semiconductor Corporation ^	1,191	12,565
First Solar, Inc. (a)	135	6,545
Integrated Device Technology, Inc. (a)	451	9,079
Intel Corporation ^	327	10,726
Intersil Corporation	687	9,302
KLA-Tencor Corporation	135	9,889
Lam Research Corporation ^	124	10,423
Linear Technology Corporation	216	10,050
Maxim Integrated Products, Inc.	273	9,743
Microchip Technology, Inc. ^	223	11,319
NVIDIA Corporation ^	306	14,384
ON Semiconductor Corporation (a)	1,149	10,134
Power Integrations, Inc.	214	10,715
QUALCOMM, Inc.	175	9,375
Rambus, Inc. (a)	745	9,000
Skyworks Solutions, Inc.	127	8,037
SunPower Corporation (a)	387	5,995
Teradyne, Inc.	468	9,215
Texas Instruments, Inc. ^	168	10,525
Xilinx, Inc.	199	9,180
Total Semiconductors & Semiconductor Equipment		217,109
Software - 3.5%
Activision Blizzard, Inc.	303	12,007
Adobe Systems, Inc. (a)	111	10,633
ANSYS, Inc. (a)	108	9,801
Autodesk, Inc. (a)	160	8,662
FireEye, Inc. (a) ^	508	8,367
Intuit, Inc.	93	10,380
NetSuite, Inc. (a) ^	156	11,356
Red Hat, Inc. (a)	141	10,237
salesforce.com, Inc. (a) ^	133	10,562
ServiceNow, Inc. (a) ^	169	11,222
Splunk, Inc. (a) ^	205	11,107
Tableau Software, Inc. (a)	223	10,909
Workday, Inc. (a) ^	129	9,632
Total Software		134,875
Specialty Retail - 3.2%
Advance Auto Parts, Inc. ^	63	10,183
AutoZone, Inc. (a) ^	13	10,320
Foot Locker, Inc.	150	8,229
L Brands, Inc.	108	7,250
Lowe's Cos, Inc. ^	133	10,530
O'Reilly Automotive, Inc. (a) ^	34	9,217
Ross Stores, Inc.	163	9,240

The Home Depot, Inc. ^	73	9,321
Tiffany & Co.	133	8,065
TJX Cos, Inc.	123	9,499
Tractor Supply Co.	108	9,847
Ulta Salon Cosmetics & Fragrance, Inc. (a) ^	58	14,131
Williams-Sonoma, Inc. ^	163	8,497
Total Specialty Retail		124,329
Technology Hardware, Storage & Peripherals - 1.3%
3D Systems Corporation (a) ^	744	10,185
Apple, Inc.	111	10,612
EMC Corporation	427	11,602
NetApp, Inc.	348	8,557
Western Digital Corporation	216	10,224
Total Technology Hardware, Storage & Peripherals		51,180
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	318	7,991
Lululemon Athletica, Inc. (a) ^	151	11,153
NIKE, Inc. ^	159	8,777
Ralph Lauren Corporation	100	8,962
Under Armour, Inc. - Class C (a) ^	113	4,106
Under Armour, Inc. - Class A (a) ^	112	4,495
VF Corporation	141	8,670
Total Textiles, Apparel & Luxury Goods		54,154
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	789	11,006
New York Community Bancorp, Inc. ^	693	10,388
TFS Financial Corporation	550	9,471
Washington Federal, Inc.	414	10,044
Total Thrifts & Mortgage Finance		40,909
Trading Companies & Distributors - 1.7%
Air Lease Corporation	300	8,034
Fastenal Co. ^	201	8,922
GATX Corporation ^	184	8,090
MSC Industrial Direct Co., Inc.	133	9,384
United Rentals, Inc. (a)	171	11,475
WESCO International, Inc. (a)	187	9,629
WW Grainger, Inc. ^	46	10,454
Total Trading Companies & Distributors		65,988
Water Utilities - 0.9%
American States Water Co.	235	10,298
American Water Works Co., Inc.	139	11,746
Aqua America, Inc.	321	11,447
Total Water Utilities		33,491
Total United States		3,560,666

Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	163	8,065
TOTAL COMMON STOCKS (Cost $3,828,915)		3,810,743

MUTUAL FUNDS - 0.5%
Capital Markets - 0.5%
American Capital Ltd. (a)	664	10,511
Fifth Street Finance Corporation	1,812	8,788
TOTAL MUTUAL FUNDS (Cost $18,961)		19,299

SHORT-TERM INVESTMENTS - 15.6%
Mount Vernon Prime Portfolio, 0.56% (b) +		600,482
TOTAL SHORT-TERM INVESTMENTS (Cost $600,482)		600,482

Total Investments (Cost $4,448,358) - 115.1%	4,430,524
Liabilities in Excess of Other Assets - (15.1)%	(581,497)
TOTAL NET ASSETS - 100.0%	$3,849,027

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield at June 30, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $600,482 as of June 30, 2016.
^ All or a portion of this security is out on loan as of June 30, 2016. Total value of securities out on loan is $597,296.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF, and BlueStar TA-BIGITech Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2016, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,780,283	$-	$-	$43,780,283
Total Investments in Securities	$43,780,283	$-	$-	$43,780,283

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$681,266,541	$-	$-	$681,266,541
Short Term Investments	210,052,948	-	-	210,052,948
Total Investments in Securities	$891,319,489	$-	$-	$891,319,489

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,143,924	$-	$-	$1,143,924
Short Term Investments	200,068	-	-	200,068
Total Investments in Securities	$1,343,992	$-	$-	$1,343,992

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,379,494	$-	$-	$9,379,494
Short Term Investments	1,693,903	-	-	1,693,903
Total Investments in Securities	$11,073,397	$-	$-	$11,073,397

PureFunds™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,477,764	$-	$-	$2,477,764
Total Investments in Securities	$2,477,764	$-	$-	$2,477,764

PureFunds™ Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,813,477	$-	$-	$2,813,477
Total Investments in Securities	$2,813,477	$-	$-	$2,813,477

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,810,743	$-	$-	$3,810,743
Mutual Funds	19,299	-	-	19,299
Short Term Investments	600,482	-	-	600,482
Total Investments in Securities	$4,430,524	$-	$-	$4,430,524

TierraXP Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,852,140	$20,464	$-	$2,872,604
Short Term Investments	11,725	-	-	11,725
Total Investments in Securities	$2,863,865	$-	$-	$2,884,329

The Restaurant ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,521,200	$-	$-	$2,521,200
Short Term Investments	691,421	-	-	691,421
Total Investments in Securities	$3,212,621	$-	$-	$3,212,621

BlueStar TA-BIGITech Israel Technology ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,566,518	$-	$-	$3,566,518
Short Term Investments	1,131,287	-	-	1,131,287
Total Investments in Securities	$4,697,805	$-	$-	$4,697,805

^ See Schedule of Investment for classifications by sector or country.

Below are the transfers into or out of Levels 1 and 2 during the period ended June 30, 2016:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$805,763
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$805,763

Transfers into Level 2	$—
Transfers out of Level 2	(805,763)
Net Transfers in and/(out) of Level 2	$(805,763)

The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

TierraXP Latin America Real Estate ETF
Real Estate Investment Trusts (REITs)	$20,464
$20,464

The transfers from Level 2 to Level 1 are due to increased trading activity on June 30, 2016. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF, and BlueStar TA-BIGITech Israel Technology ETF did not have any transfers between Levels 1 and 2 during the period ended June 30, 2016.

The Funds did not have any transfers into or out of Level 3 during the period ended June 30, 2016.

NOTE 2 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds did not use derivatives during the period ended June 30, 2016.

NOTE 3 – FEDERAL INCOME TAXES

As of September 30, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*^

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$6,470,632	$6,904	$(3,115,842)	$3,108,938
PureFunds™ ISE Cyber Security ETF	$1,279,605,241	$26,700,109	$(243,104,552)	$216,404,443
PureFunds™ ISE Big Data ETF	2,479,444	28,854	(281,130)	252,276
PureFunds™ ISE Mobile Payments ETF	4,874,520	114,372	(329,339)	214,967
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

^ PureFundsTM Drone Economy Strategy ETF,  PureFundsTM Video Game Tech ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF, and BlueStar TA-BIGITech Israel Technology ETF had not commenced operations as of fiscal year-end September 30, 2015 and, therefore, did not have any tax adjustments for the previous fiscal year.

NOTE 4 – INVESTMENTS IN AFFILIATES

PureFunds ISE Cyber Security ETF

PureFunds™ Cyber Security ETF owned 5% or more of the voting securities of the following companies during the nine months ended June 30, 2016.  As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance September 30, 2015	Purchases	Sales	Balance June 30, 2016	Value September 30, 2015	Realized Gains (Losses)	Dividend Income	Value June 30, 2016
Absolute Software Corporation *	2,439,332	58,408	(2,497,740)	—	14,550,081	(5,934,726)	251,197	—
Ahnlab, Inc. *	781,693	24,017	(555,556)	250,154	28,094,256	818,345	204,579	11,032,533
F-Secure OYJ *	9,766,867	283,738	(7,662,125)	2,388,480	26,956,479	(3,922,700)	450,635	7,077,174
Guidance Software, Inc. *	2,131,824	46,568	(2,178,392)	—	12,833,580	(7,362,325)	—	—
Intralinks Holdings, Inc. *	4,290,158	796,919	(3,158,853)	1,928,224	35,565,410	(8,816,142)	—	12,533,456
The KEYW Holding Corporation*	3,163,201	103,352	(1,950,041)	1,316,512	19,453,686	(6,171,148)	—	13,086,129
Radware Ltd. *	2,336,508	469,606	(1,441,453)	1,364,661	37,991,620	(11,273,297)	—	15,366,083
VASCO Data Security International, Inc. *	2,448,262	111,426	(1,411,120)	1,148,568	41,718,384	(12,237,970)	—	18,825,030
Zix Corporation *	3,204,568	128,144	(1,316,422)	2,016,290	13,491,231	291,039	—	7,561,088
					$273,916,878	$(70,059,063)	269,033	$93,237,867

* Securities were affiliated as of September 30, 2015 but were no longer affiliated as of June 30, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date   August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date   August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

   Date   August 22, 2016
* Print the name and title of each signing officer under his or her signature.